RECEIVABLES	3 Months Ended
Mar. 31, 2022
Receivables [Abstract]
RECEIVABLES	RECEIVABLES
Financing Receivables, net
A summary of financing receivables as of March 31, 2022 and December 31, 2021 is as follows:

	March 31, 2022	December 31, 2021
	(in millions)
Retail	$10,427	$9,955
Wholesale	5,621	5,373
Other	35	48
Total	$16,083	$15,376

The Company assesses and monitors the credit quality of its financing receivables based on whether a receivable is classified as Performing or Non-Performing. Financing receivables are considered past due if the required principal and interest payments have not yet been received as of the date such payments were due. Delinquency is reported on financing receivables greater than 30 days past due. Non-performing financing receivables represent loans for which the Company has ceased accruing finance income. These receivables are generally 90 days past due. Finance income for non-performing receivables is recognized on a cash basis. Accrued interest is charged-off to interest income. Interest income charged-off was not material for the three months ended March 31, 2022. Interest accrual is resumed if the receivable becomes contractually current and collection becomes probable. Previously suspended income is recognized at that time. As the terms for retail financing receivables are greater than one year, the performing/non-performing information is presented by year of origination for North America, South America and Asia Pacific.
The aging of financing receivables as of March 31, 2022 and December 31, 2021 is as follows (in millions):

	March 31, 2022
	31-60 Days Past Due	61-90 Days Past Due	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
North America
2021					$794	$—	$794
2020					2,949	—	2,949
2019					1,489	—	1,489
2018					772	—	772
2017					445	—	445
Prior to 2017					224	—	224
Total	$12	$—	$12	$6,661	$6,673	$—	$6,673
South America
2021					$234	$—	$234
2020					981	—	981
2019					578	—	578
2018					325	—	325
2017					206	—	206
Prior to 2017					201	—	201
Total	$15	$—	$15	$2,510	$2,525	$—	$2,525
Asia Pacific
2021					$137	$—	$137
2020					506	1	507
2019					310	1	311
2018					139	1	140
2017					72	1	73
Prior to 2017					25	—	25
Total	$12	$11	$23	$1,166	$1,189	$4	$1,193
Europe, Middle East, Africa	$—	$—	$—	$36	$36	$—	$36
Total Retail	$39	$11	$50	$10,373	$10,423	$4	$10,427
Wholesale
North America	$—	$—	$—	$2,423	$2,423	$3	$2,426
South America	—	—	—	902	902	—	902
Asia Pacific	4	7	11	440	451	—	451
Europe, Middle East, Africa	3	—	3	1,839	1,842	—	1,842
Total Wholesale	$7	$7	$14	$5,604	$5,618	$3	$5,621

	December 31, 2021
	31-60 Days Past Due	61-90 Days Past Due	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
North America
2021					$3,159	$—	$3,159
2020					1,688	1	1,689
2019					901	1	902
2018					531	—	531
2017					229	—	229
Prior to 2017					73	—	73
Total	$13	$—	$13	$6,568	$6,581	$2	$6,583
South America
2021					$881	$—	$881
2020					524	—	524
2019					295	—	295
2018					190	—	190
2017					105	—	105
Prior to 2017					72	—	72
Total	$1	$—	$1	$2,066	$2,067	$—	$2,067
Asia Pacific
2021					$579	$—	$579
2020					357	4	361
2019					167	1	168
2018					99	1	100
2017					45	—	45
Prior to 2017					5	—	5
Total	$10	$8	$18	$1,234	$1,252	$6	$1,258
Europe, Middle East, Africa	$4	$—	$4	$43	$47	$—	$47
Total Retail	$28	$8	$36	$9,911	$9,947	$8	$9,955
Wholesale
North America	$—	$—	$—	$2,339	$2,339	$—	$2,339
South America	—	—	—	633	633	22	655
Asia Pacific	2	1	3	446	449	—	449
Europe, Middle East, Africa	5	1	6	1,924	1,930	—	1,930
Total Wholesale	$7	$2	$9	$5,342	$5,351	$22	$5,373
Allowance for credit losses (activity) for the three months ended March 31, 2022 is as follows (in millions):

	Three Months Ended March 31, 2022
	Retail	Wholesale
Opening Balance	$220	$65
Provision	12	7
Charge-offs, net of recoveries	(1)	—
Foreign currency translation and other	13	2
Ending Balance	$244	$74
At March 31, 2022, the allowance for credit losses included an increase in reserves of $15 million for domestic Russian receivables. The Company continues to monitor the situation in Eastern Europe and will update the macroeconomic factors and qualitative factors in future periods, as warranted. The provision for credit losses is included in selling, general, and administrative expenses.
At both March 31, 2021 and December 31, 2021, the allowance for credit losses was reduced by a release of reserves primarily due to the improved outlook for the agricultural industry and a reduced expected impact on credit conditions from the COVID-19 pandemic.
Allowance for credit losses activity for the three months ended March 31, 2021 and for the year ended December 31, 2021 is as follows (in millions):

	Three Months Ended March 31, 2021
	Retail	Wholesale
Opening Balance	$231	$62
Provision	5	4
Charge-offs, net of recoveries	(3)	—
Foreign currency translation and other	(13)	3
Ending Balance	$220	$69

	Twelve Months Ended December 31, 2021
	Retail	Wholesale
Opening Balance	231	62
Provision	22	6
Charge-offs, net of recoveries	(22)	1
Foreign currency translation and other	(11)	(4)
Ending Balance	$220	$65
Troubled Debt Restructurings
A restructuring of a receivable constitutes a troubled debt restructuring (“TDR”) when a lender grants a concession it would not otherwise consider to a borrower that is experiencing financial difficulties. As a collateral-based lender, the Company typically will repossess collateral in lieu of restructuring receivables. As such, for retail receivables, concessions are typically provided based on bankruptcy court proceedings. For wholesale receivables, concessions granted may include extended contract maturities, inclusion of interest-only periods, modification of a contractual interest rate to a below market interest rate and waiving of interest and principal.
TDRs are reviewed along with other receivables as part of management’s ongoing evaluation of the adequacy of the allowance for credit losses. The allowance for credit losses attributable to TDRs is based on the most probable source of repayment, which is normally the liquidation of the collateral. In determining collateral value, the Company estimates the current fair market value of the equipment collateral and considers credit enhancements such as additional collateral and third-party guarantees.
Before removing a receivable from TDR classification, a review of the borrower is conducted. If concerns persist about the future ability of the borrower to meet its obligations based on a credit review, the TDR classification is not removed from the receivable.
As of March 31, 2022, the Company had 149 retail and finance lease contracts classified as TDRs in North America where a court has determined the concession. The pre-modification value of these contracts was $4 million and the post-modification value was
$3 million. Additionally, the Company had 335 accounts with a balance of $22 million in North America undergoing bankruptcy proceedings where a concession has not yet been determined. As of March 31, 2021, the Company had 218 retail and finance lease contracts classified as TDRs in North America where a court has determined the concession. The pre-modification value was $6 million and the post-modification value was $6 million. Additionally, the Company had 356 accounts with a balance of $24 million in North America undergoing bankruptcy proceedings where a concession has not yet been determined. As the outcome of the bankruptcy cases is determined by the court based on available assets, subsequent re-defaults are unusual and were not material for retail and finance lease contracts that were modified in a TDR during the previous twelve months ended March 31, 2022 and 2021.
As of March 31, 2022 and 2021, the Company’s wholesale TDR were immaterial.
Transfers of Financial Assets
The Company transfers a number of its financial receivables to securitization programs or factoring transactions.
A securitization transaction entails the sale of a portfolio of receivables to a securitization vehicle. This special purpose entity (“SPE”) finances the purchase of the receivables by issuing asset-backed securities (i.e. securities whose repayment and interest flow depend upon the cash flow generated by the portfolio). SPEs utilized in the securitization programs differ from other entities included in the Company’s condensed consolidated financial statements because the assets they hold are legally isolated from the Company's assets. For bankruptcy analysis purposes, the Company has sold the receivables to the SPEs in a true sale and the SPEs are separate legal entities. Upon transfer of the receivables to the SPEs, the receivables and certain cash flows derived from them become restricted for use in meeting obligations to the SPEs creditors. The SPEs have ownership of cash balances that also have restrictions for the benefit of the SPEs’ investors. The Company’s interests in the SPEs’ receivables are subordinate to the interests of third party investors. None of the receivables that are directly or indirectly sold or transferred in any of these transactions are available to pay the Company’s creditors until all obligations of the SPE have been fulfilled or the receivables are removed from the SPE.
Certain securitization trusts are also VIEs and consequently, the VIEs are consolidated since the Company has both the power to direct the activities that most significantly impact the VIEs' economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIEs.
No recourse provisions exist that allow holders of the asset-backed securities issued by the trusts to put those securities back to the Company although the Company provides customary representations and warranties that could give rise to an obligation to repurchase from the trusts any receivables for which there is a breach of the representations and warranties. Moreover, the Company does not guarantee any securities issued by the trusts. The trusts have a limited life and generally terminate upon final distribution of amounts owed to investors or upon exercise of a cleanup-call option by the Company in its role as servicer.
Furthermore, factoring transactions may be either with recourse or without recourse; certain without recourse transfers include deferred payment clauses (for example, when the payment by the factor of a minor part of the purchase price is dependent on the total amount collected from the receivables), requiring first loss cover, meaning that the transferor takes priority participation in the losses, or requires a significant exposure to the cash flows arising from the transferred receivables to be retained. These types of transactions do not qualify for the derecognition of the assets since the risks and rewards connected with collection are not substantially transferred, and, accordingly, the Company continues to recognize the receivables transferred by this means in its balance sheet and a financial liability of the same amount under asset-backed financing.
At March 31, 2022 and December 31, 2021, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	March 31, 2022	December 31, 2021
Retail note and finance lease receivables	$6,436	$6,878
Wholesale receivables	3,730	3,443
Total	$10,166	$10,321